Lease (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Future Rental Income

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2022, the minimum future rental income to be received is as follows:

Year ending March 31, 2023	$1,233
Year ending March 31, 2024	628
Year ending March 31, 2025	205
Total minimum future rental income	$2,066

Schedule of Operating Lease Income

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss):

	March 31,
	2021	2022
Operating lease income	$2,026	$2,418
Other information:
Operating cash flows from operating leases as lessor	1,954	2,539

Schedule of Operating Lease Cost

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income (loss) for the year ended March 31, 2022. Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income (loss).

	March 31,
	2021	2022
Operating lease costs	$71	$111
Total leases costs	71	111

Schedule of Supplemental Cash Flow Information Lease
	March 31,
	2021	2022
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease
Operating cash flows from operating leases	$71	$111